Intangible Assets - DAC for US operations and sensitivity of amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DAC amounts
Deferred acquisition costs and other intangible assets	$ 20,345	$ 17,476
Gain (loss) for shadow DAC amortisation	(41)	(631)	$ 328
Reduction in shadow DAC	535
Shareholder-backed
DAC amounts
Deferred acquisition costs arising from insurance contracts	16,200
Deferred acquisition costs and other intangible assets	$ 20,275	$ 17,409	$ 15,008
Shareholder-backed | US insurance operations
DAC amounts
Assumption for long-term investment returns (as a percent)	7.15%	7.40%
Deferred acquisition costs | Shareholder-backed | US insurance operations
DAC amounts
Deferred acquisition costs and other intangible assets	$ 13,863	$ 12,240
Gain (loss) for shadow DAC amortisation	494	(631)
Reduction in shadow DAC	535
Positive (negative) unrealised valuation movement	2,717	$ 4,023
Amount of acceleration or deceleration for every 1 percent growth	$ 17
Percentage taken for expected acceleration or deceleration	1.00%
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Assumption for long-term investment returns (as a percent)	7.15%	7.40%
Credit for decelerated amortisation	$ 330	$ 280
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	40.00%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	19.00%
Percent of potential reduction in long-term separate account investment returns	0.50%
Percentage of long-term separate account investment returns	6.65%	7.15%
Increase in amortization charge for adjusted operating profit	$ 70
Reduction in pre-tax short-term fluctuations in investment returns following changes to policyholder liabilities valued using longer-term equity assumptions	64
Decrease in profit before tax from changes to the assumed long-term separate account return	134
Deferred acquisition costs | Shareholder-backed | US insurance operations | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs and other intangible assets	(201)	$ (695)
Deferred acquisition costs | Shareholder-backed | US insurance operations | Variable annuity and other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs and other intangible assets	$ 14,064	$ 12,935